May 1, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Jackson National Separate Account V
         File Nos. 811-09119 and 333-70697

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird (517-367-4354) or me (517-367-3835).

Sincerely,

/s/ Anthony L. Dowling

Anthony L. Dowling
Senior Attorney